Equity (Tables)	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Financial Liabilities and Equity	Financing liabilities and equity of Honda as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Financing liabilities	¥11,451,267	¥13,479,863
Equity	12,627,822	12,148,072

Total Number of Shares Authorized and Issued
The Company’s total number of shares authorized and issued for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Shares
	2024	2025	2026
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	5,280,000,000	5,280,000,000
Changes during the year *	3,468,571,570	—	(747,000,000)
Balance at end of year	5,280,000,000	5,280,000,000	4,533,000,000

Explanatory notes:

*1	As of the effective date of October 1, 2023, the Company implemented a three-for-one stock split of its common stock to shareholders as of the record date of September 30, 2023.
*2	As of February 29, 2024, the Company cancelled 154,285,290 shares of its treasury stock based on the resolution of the Board of Directors Meeting on February 8, 2024.
*3	As of February 27, 2026, the Company cancelled 747,000,000 shares of its treasury stock based on the resolution of the Board of Directors Meeting on February 10, 2026.

Total Number of Treasury Stock Held	The total number of the Company’s treasury stock held by Honda as of March 31, 2024, 2025 and 2026 is as follows:

	Shares
	2024	2025	2026
Common shares	451,092,624	933,490,429	640,419,559

Changes in Other Components of Equity
The changes in other components of equity for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Cash flow hedge	Total
Balance as of April 1, 2023	¥—	¥126,940	¥1,290,457	¥—	¥1,417,397

Adjustment during the year	¥(18,194)	¥(17,924)	¥913,456	¥—	¥877,338
Reclassification to retained earnings	18,194	(479)	—	—	17,715

Balance as of March 31, 2024	¥—	¥108,537	¥2,203,913	¥—	¥2,312,450

Adjustment during the year	¥26,874	¥(19,953)	¥(143,608)	¥—	¥(136,687)
Reclassification to retained earnings	(26,874)	36,932	—	—	10,058

Balance as of March 31, 2025	¥—	¥125,516	¥2,060,305	¥—	¥2,185,821

Adjustment during the year	¥(14,637)	¥134,224	¥738,648	¥11,021	¥869,256
Reclassification to retained earnings	14,637	(22,225)	—		(7,588)

Balance as of March 31, 2026	¥—	¥237,515	¥2,798,953	¥11,021	¥3,047,489

Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests
Each component of other comprehensive income and related tax effect including non-controlling
interests for the years ended March 31, 2024, 2025 and 2026 are as follows:
For the year ended March 31, 2024

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(30,696)	¥11,765	¥(18,931)

Net changes	(30,696)	11,765	(18,931)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(27,034)	1,565	(25,469)

Net changes	(27,034)	1,565	(25,469)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	8,976	(676)	8,300

Net changes	8,976	(676)	8,300

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	149	(83)	66
Reclassification to profit or loss	(78)	68	(10)

Net changes	71	(15)	56

Exchange differences on translating foreign operations:
Amount incurred during the year	880,235	(2,727)	877,508
Reclassification to profit or loss	(5,185)	2,727	(2,458)

Net changes	875,050	—	875,050

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	57,139	(2,850)	54,289
Reclassification to profit or loss	64	—	64

Net changes	57,203	(2,850)	54,353

Total other comprehensive income	¥883,570	¥9,789	¥893,359

For the year ended March 31, 2025

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥33,986	¥(7,259)	¥26,727

Net changes	33,986	(7,259)	26,727

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(23,320)	9,843	(13,477)

Net changes	(23,320)	9,843	(13,477)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(7,029)	530	(6,499)

Net changes	(7,029)	530	(6,499)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	582	(128)	454
Reclassification to profit or loss	(50)	11	(39)

Net changes	532	(117)	415

Exchange differences on translating foreign operations:
Amount incurred during the year	(162,200)	(2)	(162,202)
Reclassification to profit or loss	(125)	2	(123)

Net changes	(162,325)	—	(162,325)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	20,910	(1,190)	19,720
Reclassification to profit or loss	(1,319)	—	(1,319)

Net changes	19,591	(1,190)	18,401

Total other comprehensive income	¥(138,565)	¥1,807	¥(136,758)

For the year ended March 31, 2026

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(10,970)	¥(4,076)	¥(15,046)

Net changes	(10,970)	(4,076)	(15,046)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	179,774	(48,660)	131,114

Net changes	179,774	(48,660)	131,114

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	3,398	82	3,480

Net changes	3,398	82	3,480

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(215)	52	(163)
Reclassification to profit or loss	120	(28)	92

Net changes	(95)	24	(71)

Exchange differences on translating foreign operations:
Amount incurred during the year	702,846	(26)	702,820
Reclassification to profit or loss	(921)	26	(895)

Net changes	701,925	—	701,925

Cash flow hedge
Amount incurred during the year	76,045	(23,574)	52,471
Reclassification to profit or loss	(60,072)	18,622	(41,450)

Net changes	15,973	(4,952)	11,021

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	63,775	171	63,946
Reclassification to profit or loss	(3,999)	—	(3,999)

Net changes	59,776	171	59,947

Total other comprehensive income	¥949,781	¥(57,411)	¥892,370

Components of Other Comprehensive Income Included in Non-controlling Interests
The components of other comprehensive income included in
non-controlling
interests for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥186	¥90	¥(137)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	6	155	27
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	18,893	(316)	23,224

Total	¥19,085	¥(71)	¥23,114

Dividends from Retained Earnings
The amounts recognized as dividends of retained earnings for the years ended March 31, 2024, 2025 and 2026 are as follows:
1) Dividend payout
For the year ended March 31, 2024

Resolution	The Board of Directors Meeting on May 11, 2023
Type of shares	Common shares
Total amount of dividends (millions of yen)	99,915
Dividend per share (yen)	60.00
Record date	March 31, 2023
Effective date	June 6, 2023

Resolution	The Board of Directors Meeting on November 9, 2023
Type of shares	Common shares
Total amount of dividends (millions of yen)	141,949
Dividend per share (yen)	87.00
Record date	September 30, 2023
Effective date	December 5, 2023

Explanatory note:

*
As of the effective date of October 1, 2023, the Company implemented a three-for-one stock split of its common stock to shareholders as of the record date of September 30, 2023. Dividend per share is an amount prior to the stock split.

For the year ended March 31, 2025

Resolution	The Board of Directors Meeting on May 10, 2024
Type of shares	Common shares
Total amount of dividends (millions of yen)	188,418
Dividend per share (yen)	39.00
Record date	March 31, 2024
Effective date	June 4, 2024

Resolution	The Board of Directors Meeting on November 6, 2024
Type of shares	Common shares
Total amount of dividends (millions of yen)	159,386
Dividend per share (yen)	34.00
Record date	September 30, 2024
Effective date	December 4, 2024
For the year ended March 31, 2026

Resolution	The Board of Directors Meeting on May 13, 2025
Type of shares	Common shares
Total amount of dividends (millions of yen)	147,960
Dividend per share (yen)	34.00
Record date	March 31, 2025
Effective date	June 5, 2025

Resolution	The Board of Directors Meeting on November 7, 2025
Type of shares	Common shares
Total amount of dividends (millions of yen)	136,430
Dividend per share (yen)	35.00
Record date	September 30, 2025
Effective date	December 5, 2025
2) Dividends payable of which record date was in the year ended March 31, 2026, effective after the period

Resolution	The Board of Directors Meeting on May 14, 2026
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	136,430
Dividend per share (yen)	35.00
Record date	March 31, 2026
Effective date	June 9, 2026